Other Receivable	6 Months Ended
Jun. 30, 2021
Other Income and Expenses [Abstract]
OTHER RECEIVABLE

NOTE 5 – OTHER RECEIVABLE

The other receivable balance of $10,686,077 at December 31, 2020 mainly represents the receivable in escrow account administered by the court in the amount of $10,683,324 which is the consideration of the disposal of the land use right and the related building located in Shanghai City. As of June 30, 2021, the escrow account and the related debt was settled.